Financial investments and financial receivables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial investments	$ 4,083	$ 3,600
Prepayments and financial receivables	861	1,214
Financial investments	11,865	7,426
Scatec ASA [Member]
Disclosure of financial assets [line items]
Investments in associates accounted for using equity method	831	268
Lundin Petroleum AB [Member]
Disclosure of financial assets [line items]
Investments in associates accounted for using equity method		478
Divestment of investment in associates	478
Bond Investment [Member]
Disclosure of financial assets [line items]
Financial investments	1,866	1,629
Listed equity securities [member]
Disclosure of financial assets [line items]
Financial investments	1,648	1,261
Non-listed equity securities [member]
Disclosure of financial assets [line items]
Financial investments	569	710
Interest bearing financial receivables [member]
Disclosure of financial assets [line items]
Prepayments and financial receivables	711	439
Prepayments [Member]
Disclosure of financial assets [line items]
Prepayments and financial receivables	118	129
Other non-interest bearing receivables [Member]
Disclosure of financial assets [line items]
Prepayments and financial receivables	32	646
Time deposits [member]
Disclosure of financial assets [line items]
Financial investments	4,841	4,158
Interest bearing securities [Member]
Disclosure of financial assets [line items]
Financial investments	7,010	3,268
Listed Equity Securities [member]
Disclosure of financial assets [line items]
Financial investments	13	0
Investment portfolios [Member]
Disclosure of financial assets [line items]
Financial investments	$ 202	$ 377